Business combination (Details 6) - Somo Group £ in Thousands, R$ in Thousands		Dec. 31, 2022 GBP (£)	Dec. 31, 2022 BRL (R$)	Jun. 03, 2022 BRL (R$)	Jan. 27, 2022 GBP (£)	Jan. 27, 2022 BRL (R$)		Dec. 31, 2021 BRL (R$)
Consideration transferred
Cash						R$ 340,777
Restricted cash in escrow account (note 18)			R$ 20,091			23,061		R$ 0
Retained amount(i) (note 18)				R$ 7,206	£ 1,000	7,206	[1]
Earn-out(ii) (note 18)		£ 9,800	61,529		£ 8,307	59,868	[2]
Contingent consideration (note 18)						2,465
Other (note 18)			R$ 2,148					R$ 0
Total consideration transferred						447,414
Class A common shares
Consideration transferred
Class A common shares issued(iii)	[3]					R$ 14,037

[1]	The amount of R$ 7,206 (£ 1,000) is related to a portion of the remaining balance payable that was retained for any materialized contingencies.
[2]	The Agreement also contemplates an earn-out clause of up to R$ 59,868 (£ 8,307)based on future performance (see note 14). As of December 31, 2022, the fair value of the contingent consideration was R$ 61,529 (£ 9,800).
[3]	Issuance of 225,649 Class A common shares in connection with the transaction, per a total amount of R$ 14,037, issued to electing sellers in accordance with the Agreement.